ORGANIZATION AND BASIS OF PRESENTATION (Details)			12 Months Ended
	Apr. 02, 2024 shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 Segment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sale of stock, number of shares issued		100
Sale of stock, price per share (in dollars per share) | $ / shares		$ 1
Number of Reportable Segments | Segment			3
Subsequent event
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sale of stock, number of shares issued	274,000,000